Entity-Wide Information (Schedule of revenues by geographic area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 315,375	$ 320,909	$ 269,659
Total long-lived assets	[1]	100.00%	100.00%
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 149,510	$ 141,959	147,651
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		67,773	63,455	45,571
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		47,425	43,256	31,709
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		41,118	54,741	28,641
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 9,549	$ 17,498	$ 16,087
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		66.00%	95.00%
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		31.00%	0.00%
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		3.00%	5.00%

[1]	Long-lived assets are comprised of property, plant and equipment, net, and intangible assets excluding goodwill